Summary of Significant Accounting Policies - Schedule of Exchange Rate (Details)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
October 31, 2024 [Member] | Period End [Member]
Schedule of Exchange Rate [Line Items]
Exchange rate	7.1178
October 31, 2024 [Member] | Average [Member]
Schedule of Exchange Rate [Line Items]
Exchange rate	7.1855
October 31, 2023 [Member] | Period End [Member]
Schedule of Exchange Rate [Line Items]
Exchange rate		7.3171
October 31, 2023 [Member] | Average [Member]
Schedule of Exchange Rate [Line Items]
Exchange rate		7.059
October 31, 2022 [Member] | Period End [Member]
Schedule of Exchange Rate [Line Items]
Exchange rate			7.3003
October 31, 2022 [Member] | Average [Member]
Schedule of Exchange Rate [Line Items]
Exchange rate			6.6105